Income taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Loss before income taxes	$ (40,233)	$ (41,469)
Statutory rate	26.50%	26.50%
Tax recovery at statutory rate	$ (10,662)	$ (10,989)
Mexican mining royalty	852	1,435
Impact of foreign tax rates	(9)	674
Non-deductible expenses	2,351	4,351
Losses not recognized	5,390	8,247
Income tax recovery	$ (2,060)	$ 3,718